Summary of Significant Accounting Policies (Details) - Schedule of warranty liability - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of warranty liability [Abstract]
Balance at beginning of period	$ 26,833	$ 26,933	$ 26,933	$ 24,190
Increase in estimated warranty liability				4,650
Warranty expenses incurred	100	100	(100)	(1,907)
Balance at end of period	$ 26,733	$ 26,833	$ 26,833	$ 26,933